Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Preparation	Preparation
These consolidated financial statements are presented under IFRS Accounting Standards as issued by the International Accounting Standards Board. The policies applied in these consolidated financial statements are based on IFRS Accounting Standards issued and outstanding as of February 28, 2024, the date the Board of Directors approved the statements.
The Company’s presentation currency is Canadian dollars and all amounts reported are Canadian dollars unless noted otherwise. References to “US$” and "US dollars" are to United States ("U.S.") dollars. Crescent Point's Canadian operations are presented herein as continuing operations. The Company's U.S. operations have been classified and presented as discontinued operations. See Note 9 - "Discontinued Operations" for additional information.

Basis of measurement, functional and presentation currency	Basis of measurement, functional and presentation currency
The Company’s presentation currency is Canadian dollars. The accounts of the Company’s foreign operations that have a functional currency different from the Company’s presentation currency are translated into the Company’s presentation currency at period end exchange rates for assets and liabilities and at the average rate over the period for revenues and expenses. Translation gains and losses relating to the foreign operations are recognized in other comprehensive income as cumulative translation adjustments.

Use of estimate and judgments	Use of estimates and judgments
The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future years affected.
The Company also faces uncertainties related to future environmental laws and climate-related regulations, which could affect the Company's financial position and future earnings. This transition to a lower-carbon society, as well as the physical impacts of climate change, could result in increased operating costs and reduced demand for oil and gas products. As a result, this could change a number of variables and assumptions used to determine the estimated recoverable amounts of the Company's oil and gas assets. The unpredictable nature, timing and extent of climate-related initiatives presents various risks and uncertainties, including to management's judgements, estimates and assumptions that affect the application of accounting policies. Significant estimates and judgments made by management in the preparation of these consolidated financial statements are outlined below.
Oil and gas activities
Reserves estimates, although not reported as part of the Company’s consolidated financial statements, can have a significant effect on net income, assets and liabilities as a result of their impact on depletion, depreciation and amortization (“DD&A”), decommissioning liability, deferred taxes, asset impairments and impairment reversals, and business combinations. Independent petroleum reservoir engineers perform evaluations of the Company’s oil and gas reserves on an annual basis. The estimation of reserves is an inherently complex process requiring significant judgment. Estimates of economically recoverable oil and gas reserves are based upon a number of variables and assumptions such as production forecasts, commodity prices, costs and related future cash flows, all of which may vary considerably from actual results. These estimates are expected to be revised upward or downward over time, as additional information such as reservoir performance becomes available, or as economic conditions change.
For purposes of impairment testing, property, plant and equipment (“PP&E”) is aggregated into cash-generating units (“CGUs”), based on separately identifiable and largely independent cash inflows. The determination of the Company’s CGUs is subject to judgment. Factors considered in the classification of CGUs include the integration between assets, shared infrastructure, the existence of common sales points, geography, geologic structure and the manner in which management monitors and makes decisions regarding operations.
The determination of technical feasibility and commercial viability, based on the presence of reserves and which results in the transfer of assets from exploration and evaluation ("E&E") to PP&E, is subject to judgment.
Decommissioning liability
Upon retirement of its oil and gas assets, the Company anticipates incurring substantial costs associated with decommissioning. Estimates of these costs are subject to uncertainty associated with the method, timing and extent of future decommissioning activities. The liability, the related asset and the expense are impacted by estimates with respect to the cost and timing of decommissioning.
Business combinations
Business combinations are accounted for using the acquisition method of accounting. The determination of fair value often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of PP&E and E&E assets acquired generally require the most judgment and include estimates of reserves acquired, forecast benchmark commodity prices, production forecasts, costs and discount rates. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets, liabilities and goodwill. Future net earnings can be affected as a result of changes in future DD&A, asset impairment or goodwill impairment.
Fair value measurement
The estimated fair value of derivative instruments resulting in derivative assets and liabilities, by their very nature, are subject to measurement uncertainty. Estimates included in the determination of the fair value of derivative instruments include forward benchmark prices, discount rates, share price, forward foreign exchange rates and forward interest rates.
Joint control
Judgment is required to determine when the Company has joint control over an arrangement, which requires an assessment of the capital and operating activities of the projects it undertakes with partners and when the decisions in relation to those activities require unanimous consent.
Share-based compensation
Compensation costs recorded pursuant to share-based compensation plans are subject to estimated fair values, forfeiture rates and the future attainment of performance criteria.
Income taxes
Tax regulations and legislation and the interpretations thereof are subject to change. In addition, deferred income tax assets and liabilities recognize the extent that temporary differences will be receivable and payable in future periods. The calculation of the asset and liability involves a significant amount of estimation including an evaluation of when the temporary differences will reverse, an analysis of the amount of future taxable earnings, expected cash flows from estimated proved plus probable reserves and the application of tax laws. Changes in tax regulations and legislation and the other assumptions listed are subject to measurement uncertainty.

Principles of Consolidation	Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries and any reference to the “Company” throughout these consolidated financial statements refers to the Company and its subsidiaries. All transactions between the Company and its subsidiaries have been eliminated.
The Company conducts some of its oil and gas production activities through jointly controlled operations and the financial statements reflect only the Company's proportionate interest in such activities. Joint control exists for contractual arrangements governing the Company's assets whereby the Company has less than 100 percent working interest, all the partners have control of the arrangement collectively, and share the associated risks. The Company does not have any joint arrangements that are material to the Company or that are structured through joint venture arrangements.

Property, Plant and Equipment	Property, Plant and Equipment
Items of PP&E, which primarily consist of oil and gas development and production assets, are measured at cost less accumulated depletion, depreciation and any accumulated impairment losses or impairment reversals. Development and production assets are accumulated into CGUs and account for the cost of developing the commercial reserves and initiating production.
Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of PP&E are recognized as development and production assets only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in net income as incurred. Capitalized development and production assets generally represent costs incurred in developing reserves and initiating or enhancing production from such reserves. The carrying amount of any sold component is derecognized.
Depletion and Depreciation
Development and production assets are depleted using the unit-of-production method based on estimated proved plus probable oil and gas reserves before royalties, as determined by independent petroleum reservoir engineers. Natural gas reserves and production are converted to equivalent barrels of oil based upon the relative energy content (6:1). The depletion base includes capitalized costs, plus future costs to be incurred in developing proved plus probable oil and gas reserves.
Corporate assets are depreciated on a straight line basis over the estimated useful lives of the related assets, ranging from 5 to 16 years.
Impairment
The carrying amounts of PP&E, which takes into account the discounted abandonment and reclamation costs on proved plus probable undeveloped oil and gas reserves, are grouped into CGUs and reviewed quarterly for indicators of impairment. Indicators are events or changes in circumstances that indicate the carrying amount may not be recoverable. If indicators of impairment exist, the recoverable amount of the CGU is estimated. If the carrying amount of the CGU exceeds the recoverable amount, the CGU is written down with an impairment recognized in net income.
Assets are grouped into CGUs based on the integration between assets, shared infrastructure, the existence of common sales points, geography, geological structure and the manner in which management monitors and makes decisions regarding operations. Estimates of future cash flows used in the calculation of the recoverable amount are based on reserve evaluation reports prepared by independent petroleum reservoir engineers. The recoverable amount is the higher of fair value less costs of disposal and the value-in-use. Fair value less costs of disposal is derived by estimating the discounted after-tax future net cash flows from proved plus probable oil and gas reserves. Discounted future net cash flows are based on forecasted commodity prices and costs over the expected economic life of the reserves and discounted using market-based rates to reflect a market participant’s view of the risks associated with the assets. Value-in-use is assessed using the expected future cash flows from proved plus probable oil and gas reserves discounted at a pre-tax rate. The fair value less costs of disposal and value in use estimates are categorized as Level 3 according to the IFRS 13 fair value hierarchy.
Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for any indicators that the impairment losses may no longer exist or may have decreased. In the event that an impairment loss reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the carrying amount does not exceed the amount that would have been determined, net of depletion, had no impairment loss been recognized on the asset in prior periods. The amount of the reversal is recognized in net income.

Exploration and Evaluation	Exploration and Evaluation
Exploration and evaluation assets are comprised of the accumulated expenditures incurred in an area where technical feasibility and commercial viability has not yet been determined. Exploration and evaluation assets include undeveloped land and any drilling costs thereon.
Technical feasibility and commercial viability are considered to be determinable when reserves are discovered. Upon determination of reserves, E&E assets attributable to those reserves are first tested for impairment and then reclassified from E&E assets to PP&E.
Costs incurred prior to acquiring the legal rights to explore an area are expensed as incurred.
Amortization
Undeveloped land classified as E&E assets is amortized by major area over the average primary lease term and recognized in net income. Drilling costs classified as E&E assets are not amortized, but are subject to impairment.
Impairment
Exploration and evaluation assets are reviewed quarterly for indicators of impairment and upon reclassification from E&E assets to PP&E. Exploration and evaluation assets are tested for impairment at the operating segment level by combining E&E assets with PP&E. The recoverable amount is the greater of fair value less costs of disposal or value-in-use. Fair value less costs of disposal is derived by estimating the discounted after-tax future net cash flows from proved plus probable oil and gas reserves, plus the fair market value of undeveloped land. Value-in-use is assessed using the expected future cash flows from proved plus probable oil and gas reserves discounted at a pre-tax rate.
Impairments of E&E assets are reversed when there has been a subsequent increase in the recoverable amount, but only to the extent of what the carrying amount would have been, net of amortization, had no impairment been recognized.

Decommissioning Liability	Decommissioning Liability
The Company recognizes the present value of a decommissioning liability in the period in which it is incurred. The obligation is recorded as a liability on a discounted basis using the relevant risk free rate, with a corresponding increase to the carrying amount of the related asset. Over time, the liabilities are accreted for the change in their present value and the capitalized costs are depleted on a unit-of-production basis over the life of the underlying proved plus probable oil and gas reserves. Accretion expense is recognized in net income. Revisions to the discount rate, estimated timing or amount of future cash flows would also result in an increase or decrease to the decommissioning liability and related asset.

Goodwill	Goodwill
The Company records goodwill relating to business combinations when the purchase price exceeds the fair value of the net identifiable assets and liabilities of the acquired business. The goodwill balance is assessed for impairment annually or as events occur that could result in impairment. Goodwill is tested for impairment at an operating segment level by combining the carrying amounts of PP&E, E&E assets and goodwill and comparing this to the recoverable amount. Any excess of the carrying amount over the recoverable amount is the impairment amount. The recoverable amount estimates is categorized as Level 3 according to the IFRS 13 fair value hierarchy. Impairment charges, which are not tax affected, are recognized in net income. Goodwill is reported at cost less any accumulated impairment. Goodwill impairments are not reversed.

Share-based Compensation	Share-based Compensation
Restricted shares granted under the Restricted Share Bonus Plan are accounted for at fair value and vest on terms up to three years from the grant date determined by the Board of Directors. Share-based compensation expense is determined based on the estimated fair value of shares on the date of grant. Forfeitures are estimated at the grant date and recognized when they occur. The expense is recognized over the service period, with a corresponding increase to contributed surplus. The Company capitalizes the portion of share-based compensation directly attributable to development activities, with a corresponding decrease to share-based compensation expense. At the time the restricted shares vest, the issuance of shares is recorded as an increase to shareholders’ capital and a corresponding decrease to contributed surplus.
Employee Share Value Plan ("ESVP") awards are accounted for at fair value and vest on terms of up to three years from the grant date as determined by the Board of Directors. Share-based compensation expense is determined based on the estimated fair value of the ESVP awards on the date of grant and subsequently adjusted to reflect the fair value at each period end. The expense is recognized over the service period, with a corresponding increase to long-term compensation liability. ESVP awards are settled in cash upon vesting based on the prevailing Crescent Point share price and the aggregate amount of dividends paid from the grant date.
Performance share units ("PSUs") are accounted for at fair value and vest on terms of up to three years from the grant date as determined by the Board of Directors. Share-based compensation expense is determined based on the estimated fair value of the PSUs on the date of the grant and subsequently adjusted to reflect the fair value at each period end. Market performance conditions are factored into the fair value and the best estimate of non-market performance conditions is used to determine an estimate of the number of units that will vest. Fair value is based on the expected cash payment per PSU and the expected number of PSUs to vest, calculated from multipliers based on internal and external performance metrics. The expense is recognized over the service period, with a corresponding increase to long-term compensation liability. PSUs are settled in cash upon vesting based on the prevailing Crescent Point share price, performance multiplier, and factors in the aggregate amount of dividends paid over the vesting term.
Deferred share units (“DSUs”) are accounted for at fair value. Share-based compensation expense is determined based on the estimated fair value of the DSUs on the date of the grant and subsequently adjusted to reflect the fair value at each period end. Fair value is based on the prevailing Crescent Point share price.
Stock options are accounted for at fair value and have a maximum term of seven years and vest on terms as determined by the Board of Directors. Share-based compensation expense is determined based on the estimated fair value of the stock options on the date of the grant. Upon vesting, the stock option holder may either exercise their stock options to purchase one common share per option at the exercise price or, at the Company's discretion, surrender their stock options for a cash payment in an amount equal to the aggregate positive difference, if any, between the market price and the exercise price of the number of common shares associated with the stock options surrendered. Alternatively, the stock option holder may also, at the Company's discretion, surrender their stock options for common shares having a value equivalent to the cash payment.

Income taxes	Income Taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the estimated effect of any differences between the accounting and tax basis of assets and liabilities, using enacted or substantively enacted income tax rates expected to apply when the deferred tax asset or liability is settled. The effect of a change in income tax rates on deferred income taxes is recognized in net income in the period in which the change occurs.
The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
The Company is able to deduct certain settlements under its Restricted Share Bonus Plan. To the extent the tax deduction exceeds the cumulative remuneration cost for a particular restricted share grant recorded in net income, the tax benefit related to the excess is recorded directly within equity.
A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Deferred income tax assets and liabilities are presented as non-current.

Financial Instruments	Financial Instruments
The Company uses financial derivative instruments and physical delivery commodity contracts from time to time to reduce its exposure to fluctuations in commodity prices, share price, foreign exchange rates and interest rates. The Company also makes investments in companies from time to time in connection with the Company’s acquisition and divestiture activities.
Financial derivative instruments
Financial derivative instruments are included in current assets/liabilities except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets/liabilities.
The Company has not designated any of its financial derivative contracts as effective accounting hedges and, accordingly, fair values its financial derivative contracts with the resulting gains and losses recorded in net income.
The fair value of a financial derivative instrument on initial recognition is normally the transaction price. Subsequent to initial recognition, the fair values are based on quoted market prices where available from active markets, otherwise fair values are estimated based on market prices at the reporting date for similar assets or liabilities with similar terms and conditions, or by discounting future payments of interest and principal at estimated interest rates that would be available to the Company at the reporting date.
Financial assets and liabilities
Financial assets and liabilities are measured at fair value on initial recognition. For non-equity instruments, measurement in subsequent periods depends on the classification of the financial asset or liability as “fair value through profit or loss” or “amortized cost”.
Financial assets and liabilities classified as fair value through profit or loss are subsequently carried at fair value, with changes recognized in net income.
Financial assets and liabilities classified as amortized cost are subsequently carried at amortized cost using the effective interest rate method.
Currently, the Company classifies all non-equity financial instruments which are not financial derivative instruments as amortized cost.
At each reporting date, the Company assesses whether there is objective evidence that a financial asset carried at amortized cost is impaired. If such evidence exists, the Company recognizes an impairment loss in net income. Impairment losses are reversed in subsequent periods if the impairment loss decrease can be related objectively to an event occurring after the impairment was recognized.
For investments in equity instruments, the subsequent measurement is dependent on the Company’s election to classify such instruments as fair value through profit or loss or fair value through other comprehensive income. Currently, the Company classifies all investments in equity instruments as fair value through profit or loss, whereby the Company recognizes movements in the fair value of the investment (adjusted for dividends) in net income. If the fair value through other comprehensive income classification is selected, the Company would recognize any dividends from the investment in net income and would recognize fair value re-measurements of the investment in other comprehensive income.
Impairment of financial assets
Impairment losses are recognized using an expected credit loss model. The Company has adopted the simplified expected credit loss model for its accounts receivable, which permits the use of the lifetime expected loss provision.
To measure the expected credit losses, accounts receivable have been grouped based on shared credit risk characteristics and days past due. The Company uses judgment in making these assumptions and selecting the inputs into the expected loss calculation based on past history, existing market conditions and forward looking estimates at the end of each reporting period.

Business Combinations	Business Combinations
Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at their fair values at the acquisition date. The acquisition is measured as the fair value of the acquired assets by estimating the discounted after-tax future net cash flows, the fair value of equity instruments issued and the fair value of liabilities incurred or assumed at the acquisition date. The excess of the cost of the acquisition over the fair value of the identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets acquired, the difference is recognized immediately in net income. Transaction costs associated with business combinations are expensed as incurred.

Foreign Currency Translation	Foreign Currency Translation
Foreign operations
The Company has operations in the U.S. transacted via U.S. subsidiaries. The assets and liabilities of foreign operations are translated to Canadian dollars at exchange rates in effect at the balance sheet date. The income and expenses of foreign operations are translated to Canadian dollars using average exchange rates for the period. The resulting unrealized gain or loss is included in other comprehensive income. The unrealized gain or loss is subsequently reclassified to profit and loss upon discontinuation of the foreign operations.
Foreign transactions
Transactions in foreign currencies not incurred by the Company’s U.S. subsidiaries are translated to Canadian dollars at exchange rates in effect at the transaction dates. Foreign currency assets and liabilities are translated to Canadian dollars at exchange rates in effect at the balance sheet date and income and expenses are translated to Canadian dollars using average exchange rates for the period. Both realized and unrealized gains and losses resulting from the settlement or restatement of foreign currency transactions are included in net income.

Revenue Recognition	Revenue Recognition
The Company’s major revenue sources are comprised of sales from the production of crude oil and condensate, natural gas liquids ("NGLs") and natural gas. Revenue is recognized when control of the product transfers to the customer and the collection is reasonably probable, generally upon delivery of the product. Sales of crude oil and condensate, NGLs and natural gas production are based on variable pricing as the transaction prices are based on benchmark commodity prices and other variable factors, including quality differentials and location.
Each contract is evaluated based on the nature of the performance obligations, including the Company’s role as either principal or agent. Where the Company acts as principal, revenue is recognized on a gross basis. Where the Company acts as agent, revenue is recognized on a net basis.

Cash and Cash Equivalents	Cash and Cash EquivalentsCash and cash equivalents include short-term investments with original maturities of three months or less.
Leases	Leases
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date, the lease liability is recognized at the present value of the future lease payments and discounted using the interest rate implicit in the lease or the Company's incremental borrowing rate. A corresponding right-of-use ("ROU") asset will be recognized at the amount of the lease liability, adjusted for any lease incentives received and initial direct costs incurred. Over the term of the lease, financing expense is recognized on the lease liability using the effective interest rate method and charged to net income, lease payments are applied against the lease liability and depreciation on the ROU asset is recorded by class of underlying asset.
The lease term is the non-cancellable period of a lease and includes periods covered by an optional lease extension option if reasonably certain the Company will exercise the option to extend. Conversely, periods covered by an option to terminate are included if the Company does not expect to end the lease during that time frame. Leases with a term of less than twelve months or leases for underlying low value assets are recognized as an expense in net income on a straight-line basis over the lease term.
A lease modification will be accounted for as a separate lease if it materially changes the scope of the lease. For a modification that is not a separate lease, on the effective date of the lease modification, the Company will remeasure the lease liability and corresponding ROU asset using the interest rate implicit in the lease or the Company's incremental borrowing rate. Any variance between the remeasured ROU asset and lease liability will be recognized as a gain or loss in net income to reflect the change in scope.
The Company also acts as an intermediate lessor for office space sub-leased to other companies. As a lessor, the Company will evaluate whether a lease is a finance or operating lease. Leases where the Company transfers substantially all the risks and rewards of ownership are classified as finance leases. Conversely, leases where the risks and rewards of ownership are retained by the Company are operating leases. The head lease between the Company and the building, and the sub-lease between the Company and tenants, are accounted for separately. The lease classification of the sub-lease is based upon the head lease and not the underlying asset.
Earnings Per Share	Earnings Per Share
Basic earnings per share (“EPS”) is calculated by dividing the net income for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to dilutive instruments, being restricted shares issued under the Company’s Restricted Share Bonus Plan and stock options under the Company's Stock Option Plan, is computed using the treasury stock method. The treasury stock method assumes that the deemed proceeds related to unrecognized share-based compensation are used to repurchase shares at the average market price during the period.

Government Grants	Government Grants
The Company may receive government grants which provide immediate financial assistance as compensation for costs or expenditures to be incurred. Government grants are accounted for when there is reasonable assurance that conditions attached to the grants are met and that the grants will be received. The Company recognizes government grants in net income on a systematic basis and in line with recognition of the expense that the grants are intended to compensate.

Assets Held for Sale	Assets Held for SalePP&E and E&E assets are classified as held for sale if it is highly probable their carrying amounts will be recovered through a capital disposition rather than through future operating cash flows. Before PP&E and E&E assets are classified as held for sale, they are assessed for indicators of impairment or reversal of previously recorded impairments and are measured at the lower of their carrying amount and fair value less costs of disposal. Any impairment charges or reversals are recognized in net income. Assets held for sale are classified as current assets and are not subject to DD&A. Decommissioning liabilities associated with assets held for sale are classified as current liabilities.